Personnel expenses - Disclosure of Detailed Information about Employee Expenses (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Personnel Expenses [Abstract]
Salaries	SFr (26,442)	SFr (27,031)	SFr (27,022)
Share-based compensation (non-cash effective)	(4,419)	(4,105)	(5,207)
Pension costs	(1,599)	(1,467)	(2,632)
Social security costs	(2,407)	(2,449)	(2,201)
Other personnel expenses	(2,525)	(2,644)	(2,954)
Personnel expenses	SFr (37,392)	SFr (37,696)	SFr (40,016)